Consolidated Statements of Changes in Equity (Deficit) - CAD ($) shares in Thousands, $ in Thousands	Total	Carta Solutions Holding Corporation [Member]	Fortification [member]	Moka Finance Technologies Inc [Member]	At The Market Arrangement [Member]	Registered Direct Offerings [Member]	Share capital	Share capital Carta Solutions Holding Corporation [Member]	Share capital Fortification [member]	Share capital Moka Finance Technologies Inc [Member]	Share capital At The Market Arrangement [Member]	Share capital Registered Direct Offerings [Member]	Contributed surplus	Contributed surplus Registered Direct Offerings [Member]	Deficit	Foreign currency translation reserve	Revaluation reserve
Beginning balance, Shares at Dec. 31, 2019							27,558
Beginning balance, Amount at Dec. 31, 2019	$ 1,752						$ 94,500						$ 8,861		$ (101,609)
Net loss	(13,445)														(13,445)
Foreign currency translation reserve	0
Stock-based compensation (Note 27c & Note 27e)	2,041												2,041
Options and restricted share units ("RSUs") exercised or converted, Shares							335
Options and restricted share units ("RSUs") exercised or converted, Amount	556						$ 1,112						(556)
Shares issued – convertible debentures, Shares							2,155
Shares issued – convertible debentures (Note 15), Amount	4,983						$ 4,983
Shares issued – Partial settlement of credit facility, Shares							307
Shares issued – Partial settlement of credit facility, Amount	1,000						$ 1,000
Shares issued – debentures, Shares							776
Shares issued – debentures, Amount	1,410						$ 1,410
Equity portion – convertible debentures	617												617
Shares issued to settle debt, Shares							610
Shares issued to settle debt, Amount	939						$ 939
Warrants issued for broker services (Note 27e)	3,372												3,372
Conversion of warrants (Note 27e), Shares							990
Conversion of warrants (Note 27e), Amount	2,011						$ 2,786						(775)
Ending balance, Shares at Dec. 31, 2020							32,731
Ending balance, Amount at Dec. 31, 2020	5,236						$ 106,730						13,560		(115,054)	$ 0	$ 0
Net loss	(33,209)														(33,209)
Treasury shares reserve (Note 27b) shares							(321)
Treasury shares reserve (Note 27b)	(2,364)						$ (2,364)
Foreign currency translation reserve	458															458
Stock-based compensation (Note 27c & Note 27e)	11,683												11,683
Options and restricted share units ("RSUs") exercised or converted, Shares							841
Options and restricted share units ("RSUs") exercised or converted, Amount	1,534						$ 2,674						(1,140)
Shares issued											1,525	11,458
Shares issued value					$ 16,804	$ 72,252					$ 16,804	$ 71,475		$ 777
Shares issued on acquisition								10,000	75	4,634
Shares issued on acquisition value		$ 54,800	$ 396	$ 47,207				$ 54,800	$ 396	$ 47,207
Shares issued - replacement awards							366
Shares issued for purchase of investment accounted for using the equity method (Note 25), Shares							8,267
Shares issued for purchase of investment accounted for using the equity method (Note 25), Amount	77,780						$ 77,780
Shares issued – convertible debentures, Shares							3,179
Shares issued – convertible debentures (Note 15), Amount	8,783						$ 8,783
Equity settled share-based payment, Shares							18
Equity settled share-based payment, Amount	164						$ 164
Warrants exercised (Note 27e), Shares							3,618
Warrants exercised (Note 27e), Amount	6,375						$ 8,179						(1,804)
Warrants issued for broker services (Note 27e)	1,410												1,410
Revaluation reserve (Note 6)	468																468
Ending balance, Shares at Dec. 31, 2021							76,391
Ending balance, Amount at Dec. 31, 2021	269,777						$ 392,628						24,486		(148,263)	458	468
Net loss	(165,678)														(165,678)
Purchase of common shares for cancellation (Note 27a), Shares							(1,800)
Purchase of common shares for cancellation (Note 27a), Amount	(1,627)						$ (1,627)
Cancellation of replacement awards							(3)
Foreign currency translation reserve	101															101
Stock-based compensation (Note 27c & Note 27e)	8,712												8,712
Options and restricted share units ("RSUs") exercised or converted, Shares							87
Options and restricted share units ("RSUs") exercised or converted, Amount	69						$ 242						(173)
Revaluation reserve (Note 6)	(468)																(468)
Ending balance, Shares at Dec. 31, 2022							74,675
Ending balance, Amount at Dec. 31, 2022	$ 110,886						$ 391,243						$ 33,025		$ (313,941)	$ 559	$ 0